Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		$ 3,860,916	$ 961,076
Additions from acquisitions			2,912,172
Additions		74,513
Additions			42,388
Disposals		(12,189)
Amortization		(40,577)	(42,893)
Impairment		(2,544,144)	(9,002)
Foreign currency translation		2,180	(2,825)
Net book value, ending balance	$ 3,860,916	1,340,699	3,860,916
Increase (decrease) through transfers, intangible assets other than goodwill	2,100
Brand and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		148,399	70,854
Additions from acquisitions			78,200
Additions		0
Additions			0
Disposals		0
Amortization		0	0
Impairment		(1,700)	(655)
Foreign currency translation		0	0
Net book value, ending balance	148,399	146,699	148,399
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		170,703	22,544
Additions from acquisitions			153,702
Additions		0
Additions			0
Disposals		0
Amortization		0	0
Impairment		(143,414)	(3,962)
Foreign currency translation		(605)	(1,581)
Net book value, ending balance	170,703	26,684	170,703
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		688,366	200,332
Additions from acquisitions			495,232
Additions		36,335
Additions			42,388
Disposals		(12,189)
Amortization		(40,577)	(42,893)
Impairment		(259,063)	(5,112)
Foreign currency translation		(605)	(1,581)
Net book value, ending balance	688,366	412,267	688,366
Customer relationships and distribution network
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		71,568	9,331
Additions from acquisitions			69,400
Additions		18,529
Additions			5,362
Disposals		0
Amortization		(14,499)	(12,486)
Impairment		(4,203)	(39)
Foreign currency translation		0	0
Net book value, ending balance	71,568	71,395	71,568
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		209,328	95,471
Additions from acquisitions			111,300
Additions		493
Additions			19,202
Disposals		(12,189)
Amortization		(10,672)	(16,645)
Impairment		(105,345)	0
Foreign currency translation		0	0
Net book value, ending balance	209,328	81,615	209,328
Acquisitions of intangible assets through issuance of common shares			4,500
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		1,602	2,132
Additions from acquisitions			130
Additions		0
Additions			0
Disposals		0
Amortization		(184)	(204)
Impairment		0	(456)
Foreign currency translation		0	0
Net book value, ending balance	1,602	1,418	1,602
Intellectual property and know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		70,114	0
Additions from acquisitions			82,500
Additions		0
Additions			0
Disposals		0
Amortization		(12,922)	(12,386)
Impairment		(4,401)	0
Foreign currency translation		0	0
Net book value, ending balance	70,114	52,791	70,114
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		16,652	0
Additions from acquisitions			0
Additions		17,313
Additions			17,824
Disposals		0
Amortization		(2,300)	(1,172)
Impairment		0	0
Foreign currency translation		0	0
Net book value, ending balance	16,652	31,665	16,652
Increase (decrease) through transfers, intangible assets other than goodwill			(2,100)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance		3,172,550	760,744
Additions from acquisitions			2,416,940
Additions		38,178
Additions			0
Disposals		0
Amortization		0	0
Impairment loss recognised in profit or loss, goodwill		2,285,081
Impairment			(3,890)
Foreign currency translation		2,785	(1,244)
Net book value, ending balance	$ 3,172,550	928,432	3,172,550
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions of intangible assets through issuance of common shares			$ 5,400
Reliva | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		38,200
Reliva | Distribution network
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		13,500
Acquisition of intangible assets | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions		$ 5,000